CONSOLIDATED STATEMENTS OF INCOME (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013	Mar. 31, 2012
Net sales	¥ 875,109		¥ 709,270	¥ 682,320
Operating expenses:
Cost of products sold	674,699		572,634	523,729
Selling, general and administrative expenses	77,534		84,760	55,471
Research and development expenses	37,808		34,278	30,050
Costs and Expenses, Total	790,041		691,672	609,250
Operating income	85,068		17,598	73,070
Other income (expense):
Interest and dividend income	2,376		1,831	1,634
Interest expense	(1,526)		(679)	(299)
Foreign exchange loss, net	(56)		(2,973)	(1,756)
(Loss) gain on marketable securities, net	245		(87)	(202)
Other, net	(1,443)		(2,292)	(1,591)
Nonoperating Income (Expense), Total	(404)		(4,200)	(2,214)
Income from continuing operations before income taxes	84,664		13,398	70,856
Income taxes	(25,729)		(6,562)	(18,801)
Equity in net income (loss) of affiliated companies	(25)		13	0
Income from continuing operations	58,910		6,849	52,055
Loss on discontinued operations				(7,768)
Consolidated net income	58,910		6,849	44,287
Less: Net (income) loss attributable to noncontrolling interests	(2,506)		1,137	(3,556)
Net income attributable to Nidec Corporation	56,404		7,986	40,731
Earning per share-basic
Income from continuing operations attributable to Nidec Corporation	¥ 207.31		¥ 29.64	¥ 168.16
Loss on discontinued operations attributable to Nidec Corporation				¥ (20.04)
Net income attributable to Nidec Corporation	¥ 207.31	[1]	¥ 29.64	¥ 148.12
Earning per share-diluted
Income from continuing operations attributable to Nidec Corporation	¥ 193.96		¥ 27.49	¥ 157.20
Loss on discontinued operations attributable to Nidec Corporation				¥ (18.75)
Net income attributable to Nidec Corporation	¥ 193.96	[1]	¥ 27.49	¥ 138.45
Cash dividends paid	¥ 42.50		¥ 45.00	¥ 45.00
Net income attributable to Nidec Corporation
Income from continuing operations attributable to Nidec Corporation	56,404		7,986	46,242
Loss on discontinued operations attributable to Nidec Corporation				(5,511)
Net income attributable to Nidec Corporation	¥ 56,404		¥ 7,986	¥ 40,731

[1]	Earnings-per-share amounts for each quarter are computed independently. As a result, their sum may not equal the total year earnings-per-share amounts.